Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Valuation allowances released	$ 89,000,000	$ 89,000,000	$ 78,000,000	$ 3,000,000
Remaining valuation allowances	94,000,000	94,000,000
Income taxes paid, net		347,000,000	304,000,000	(6,000,000)
Income tax loss carryforwards	2,080,000,000	2,080,000,000
Losses on acquisition	35,000,000	35,000,000
Total losses	1,110,000,000	1,110,000,000
Expiry date of losses		Between 2013 and 2032
Gross unrecognized tax benefits	279,000,000	279,000,000	252,000,000	257,000,000
Recognized tax benefits	240,000,000	240,000,000	222,000,000
Interest and penalties, on the unrecognized tax benefits	49,000,000	49,000,000	42,000,000
Reserves for interest and penalties	7,000,000	7,000,000
Decrease in gross unrecognized tax benefits	155,000,000	155,000,000
Decrease in recognized tax benefits	$ 140,000,000	$ 140,000,000